Investments in joint ventures and joint operations - Additional information (Details) - GBP (£) £ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disclosure of joint ventures [line items]
Additional capital contributions			£ 242	£ 1,424
Loss for the period	£ (35,476)	£ (5,082)	(79,644)	(29,147)
RE Ventures I, LLC
Disclosure of joint ventures [line items]
Additional capital contributions			242	1,424
Loss for the period	£ 114	£ 244	£ 679	£ 987